Shareholders’ Equity	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
Shareholders’ Equity

11. Shareholders’ Equity

Ordinary Shares

As of June 30, 2024 and December 31, 2023, 26,093,796 and 23,940,000 ordinary shares were issued and outstanding, respectively. As of June 30, 2024 and December 31, 2023, nil preferred shares were issued and outstanding.

Conversion of convertible loans

On January 24, 2024, the Company issued 294,673 ordinary shares upon the conversion of $250,000 of convertible debt with conversion price of $0.85 per share. On February 14, 2024, the Company issued 280,932 ordinary shares upon the conversion of US$250,000 of convertible debt with conversion price of $0.89 per share. On February 15, 2024, the Company issued 561,862 ordinary shares upon the conversion of US$500,000 of convertible debt with conversion price of $0.89 per share. On March 19, 2024, the Company issued 368,135 ordinary shares upon the conversion of US$250,000 of convertible debt with conversion price of $0.68 per share. On June 14, 2024, the Company issued 648,194 ordinary shares upon the conversion of US$400,000 of convertible debt with conversion price of $0.62 per share.

Subsequently, on July 31, 2024, the Company issued 2,122,020 ordinary shares upon the conversion of $2,000,000 of convertible debt with conversion price of $0.94 per share.

Warrants

As of June 30, 2024, there were 1,205,254 warrants outstanding and exercisable into ordinary shares, which were related to warrants issued in connection of the Company’s convertible loans with fair value of $595,000 (refer to Note 8). No warrants have been exercised for the six months ended June 30, 2024.

The warrants were valued using the black-scholes model. The assumptions used to value the warrants were as follows:

As of issue date (Jan 2, 2024)
Share price	$1.4
Exercise price	$2.9869
Interest rate	3.93%
Time to maturity	5 years
Volatility	59%

A summary of warrants activity for the six months ended June 30, 2024 was as follows:

	Number of warrants	Weighted average exercise price per share	Weighted average life	Expiration dates
		US$ per share	Years
Balance of warrants outstanding as of December 31, 2023	-	-	-	-
- warrants issued in connection with the convertible loans	1,205,254	2.9869	5	January 2,2029
Balance of warrants outstanding and exercisable as of June 30, 2024	1,205,254	2.9869	5	January 2,2029